Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Mar. 27, 2024
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Unsecured convertible debentures		$ 50,000,000
Unsecured convertible debentures bear interest tem	48 years
Debt interest rate	6.00%
Maturity date	Mar. 27, 2028
Unsecured convertible debentures price (in Dollars per share)	$ 8
Interest paid	$ 1,203,515	$ 1,203,515
Weighted Average rate	30.00%
Weighted average price ( (in Dollars per share)	$ 8
Conversion price rate	50.00%
Transaction costs	$ 750,000
Issuance discount rate	1.50%
Aggregate principal amount	$ 352,348
Percentage of total transaction costs	49.60%
Debt instrument	$ 50,000,000
Derivative liability	25,200,000
Debt instrument	$ 24,800,000
Amortized cost effective interest rate	31.60%
Assumed volatility rate
Conversion price long term	4 years
Effective interest rate term	4 years
Embedded derivative liability	$ 25,500,000
Market credit value	356,000
Fair value increase value	$ 356,000
Secured Overnight Financing Rate [Member]
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Debt interest rate	4.00%
Secured overnight financing floor rate	3.00%
Secured Overnight Financing Rate [Member] | Lifezone [Member]
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Debt interest rate	105.00%
Interest Shares [Member]
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Debt interest rate	7.50%
Unsecured Convertible Debentures [Member]
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Unsecured convertible debentures price (in Dollars per share)	$ 4
EmbeddedDerivativeLiability[Member]
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Line Items]
Assumed volatility rate	65.00%